Offerings	Jan. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2031
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 899,802,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,262.66
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-291951) filed by General Motors Financial Company, Inc. on December 5, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,586,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,802.83
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-291951) filed by General Motors Financial Company, Inc. on December 5, 2025.